INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS	Intangible assets, net consisted of the following:
	As of September 30,
	2025	2024
Software	$163,642	$165,933
Less: accumulated amortization	(41,871)	(25,863)
Intangible assets, net	$121,771	$140,070